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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



             Report for the Calendar Year or Quarter Ended 12/31/01

If amended report check here:      |X|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Levy, Harkins & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

570 Lexington Avenue, 27th Floor       New York             NY             10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Lucia Mazzullo                  Office Manager                     212-888-3030
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                 /s/ Lucia Mazzullo
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      570 Lexington Avenue, NY, NY 10022  2/7/02
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                         -----------

Form 13F Information Table Entry Total:         24
                                         -----------

Form 13F Information Table Value Total: $  129,040
                                         -----------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


        I                         II              III            IV            V            VI           VII              VIII
Name of Issuer              Title of Class    CUSIP          valuex$1000     Shares     Discretion   Other Manag.   Voting Authority
--------------              --------------    -----          -----------     ------     ----------   ------------   ----------------
American Express            COM               025816 10 9       6,135       171,918     Sole         None           None
American Int.l Group        COM               026874 10 7       5,898        74,284     Sole         None           None
Asia Satellite Telecom.     Sponsored ADR     04516X 10 6       1,242        75,760     Sole         None           None
Berkshire Hathaway          CL B              084670 20 7      15,172        6,009      Sole         None           None
Bear, Stearns & Co.         COM               073902 10 8       7,824       133,429     Sole         None           None
Boeing Company              COM               097023 10 5       5,451       140,560     Sole         None           None
Cabot Corporation           COM               127055 10 1       6,203       173,775     Sole         None           None
Comerica                    COM               200340 10 7       3,907        68,182     Sole         None           None
Countrywide Credit          COM               222372 10 4       6,608       161,290     Sole         None           None
Diebold Inc.                COM               253651 10 3       1,740        43,025     Sole         None           None
Echostar Comm.              CL A              278762 10 9      18,678       679,942     Sole         None           None
Ethan Allen Interiors       COM               297602 10 4       6,897       165,832     Sole         None           None
Fidelity National Fin.      COM               316326 10 7       4,911       198,034     Sole         None           None
Gannett Incorporated        COM               364730 10 1       6,035        89,775     Sole         None           None
Geron Corporation           COM               374163 10 3        104         12,000     Sole         None           None
Mack Cali Realty Corp.      COM               554489 10 4       5,878       189,485     Sole         None           None
McDonalds Corporation       COM               580135 10 1       4,387       165,725     Sole         None           None
Moody's Corporation         COM               615369 10 5       6,911       173,385     Sole         None           None
Parametric Tech. Corp.      COM               699173 10 0        195         25,000     Sole         None           None
Qualcomm Inc.               COM               747525 10 3       7,316       144,867     Sole         None           None
RFS Hotel Investments       COM               74955J 10 8        759         66,760     Sole         None           None
Scotts CO                   CL A              810186 10 6       5,585       117,335     Sole         None           None
Storage USA Inc.            COM               861907 10 3        692         16,455     Sole         None           None
Traffix, Inc.               COM               892721 10 1        512         70,650     Sole         None           None